Income taxes (Summary of Gross Unrecognized Tax Benefits Changes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 21,564	¥ 21,553	¥ 19,250
Additions based on tax positions related to the current year	1,212	612	8,187
Additions for tax positions of prior years	1,304	13,954	6,076
Reductions for tax positions of prior years	(819)	(13,217)	(5,593)
Reductions for tax positions related to lapse of statute of limitations			(9)
Reductions for settlements	(6,696)	(26)	(6,317)
Other	703	(1,312)	(41)
Balance at end of year	¥ 17,268	¥ 21,564	¥ 21,553